Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Fiscal Year
Fiscal Year
The Company’s fiscal year ends on the Saturday closest to December 31 st
and consists of either 52 or
53-week
periods. Fiscal 2022 and fiscal 2021 each contained 52 weeks and fiscal 2020 contained 53 weeks.

Use of Estimates

Use of Estimates
The preparation of financial statements, in conformity with GAAP, requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates and judgments, including those related to inventories, the impairment analysis for goodwill and other indefinite-lived intangible assets, revenue, share-based compensation, income taxes, tax contingencies and litigation. The Company bases its estimates on historical experience and on various other factors and assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. While all available information has been considered, actual amounts could differ from these estimates. These assumptions and estimates may change as new events occur and additional information is obtained, and such future changes may have an adverse impact on the Company’s results of operations, financial position and liquidity.

Translation of Foreign Currencies
Translation of Foreign Currencies
For all foreign operations, the functional currency is the local currency. Assets and liabilities of these operations are translated into U.S. dollars using the exchange rate in effect at the end of each reporting period. Income statement accounts are translated at the average rate of exchange prevailing during each reporting period. Translation adjustments arising from the use of differing exchange rates from period to period are included in accumulated other comprehensive loss.
Foreign currency gains and losses arising from the translation of intercompany receivables and intercompany payables with the Company’s international subsidiaries are recorded as a component of other expense, net, unless the receivable or payable is considered long-term in nature, in which case the foreign currency gains and losses are recorded as a component of accumulated other comprehensive loss.

Cash Equivalents
Cash Equivalents
Cash and cash equivalents are defined as highly liquid investments with original maturities of three months or less. Cash balances may, at times, exceed insurable amounts. The Company believes it mitigates this risk by investing in or through major financial institutions. Cash includes balances due from third-party credit card companies.

Inventories	Inventories Inventories, which consist of finished goods, are stated at the lower of cost or net realizable value on a first-in, first-out basis, net of reserves for obsolescence and shrinkage.
Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. For financial reporting purposes, equipment is depreciated on the straight-line method over the estimated useful lives of the assets (3 to 10 years). Leasehold improvements are amortized on the straight-line method over the shorter of the term of the lease or the useful life of the related assets. Expenditures for new facilities and improvements that substantially extend the useful life of an asset are capitalized. Ordinary repairs and maintenance are expensed as incurred. When assets are retired or otherwise disposed of, the cost and related depreciation are removed from the accounts and any related gains or losses are included in income.

Impairment of Long Lived Assets
Impairment of Long-Lived Assets
The Company reviews long-lived assets, including amortizable intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable.
In fiscal 2022, fiscal 2021 and fiscal 2020, the Company recorded impairment charges of $17, $5 and $62, respectively, related to internal-use
computer software that was not expected to provide substantive service potential.

In fiscal 2022, fiscal 2021 and fiscal 2020, the Company recorded impairment charges of $758, $516 and $1,310, respectively, related to property, plant and equipment that were expected to be disposed of before the end of their estimated useful lives.
In fiscal 2022, the Company recorded lease asset impairment charges of $2,680 in the aggregate. See Note 4 for further information on the Company’s leases.

Franchise Rights Acquired and Goodwill
Franchise Rights Acquired
Finite-lived franchise rights acquired are amortized over the remaining contractual period, which is generally less than one year. Indefinite-lived franchise rights acquired are tested for potential impairment on at least an annual basis or more often if events so require.
In performing the impairment analysis for indefinite-lived franchise rights acquired, the fair value for franchise rights acquired is estimated using a discounted cash flow approach referred to as the hypothetical start-up
approach for franchise rights related to the Company’s Workshops + Digital business and a relief from royalty methodology for franchise rights related to the Company’s Digital business. The aggregate estimated fair value for franchise rights is then compared to the carrying value of the unit of account for these rights. The Company has determined the appropriate unit of account for purposes of assessing impairment to be the combination of the rights in both the Workshops + Digital business and the Digital business in the country in which the applicable acquisition occurred. The net book values of these franchise rights in the United States, Australia, United Kingdom and New Zealand as of the December 31, 2022 balance sheet date were $374,353, $4,232, $2,666, and $2,432, respectively, which represented 97.6%, 1.1%, 0.7% and 0.6%, respectively, of total franchise rights acquired as of December 31, 2022 of $383,683. The net book values of these franchise rights in the United States, Canada, United Kingdom, Australia and New Zealand as of the January 1, 2022 balance sheet date were $698,383, $60,117, $12,187, $6,529 and $4,840, respectively, which represented 89.3%, 7.7%, 1.6%, 0.8% and 0.6%, respectively, of total franchise rights acquired as of January 1, 2022 of $782,056.
In its hypothetical
start-up
approach analyses for fiscal 2022, the Company assumed that the year of maturity was reached after 7 years. Subsequent to the year of maturity, the Company estimated future cash flows for the Workshops + Digital business in each country based on assumptions regarding revenue growth and operating income margins. In the Company’s relief from royalty approach analyses for fiscal 2022, the cash flows associated with the Digital business in each country were based on the expected Digital revenue for such country and the application of a royalty rate based on current market terms. The cash flows for the Workshops + Digital and the Digital businesses were discounted utilizing rates which were calculated using the weighted-average cost of capital, which included the cost of equity and the cost of debt.
Goodwill
In performing the impairment analysis for goodwill, the fair value for the Company’s reporting units is estimated using a discounted cash flow approach. This approach involves projecting future cash flows attributable to the reporting unit and discounting those estimated cash flows using an appropriate discount rate. The estimated fair value is then compared to the carrying value of the reporting unit. The Company has determined the appropriate reporting unit for purposes of assessing annual impairment to be the country for all reporting units. The net book values of goodwill in the United States, Canada and other countries as of the December 31, 2022 balance sheet date were $104,019, $39,547 and $12,432, respectively, which represented 66.7%, 25.3% and 8.0%, respectively, of total goodwill as of December 31, 2022 of $155,998. The net book values of goodwill in the United States, Canada and other countries as of the January 1, 2022 balance sheet date were $105,121, $42,409 and $9,844, respectively, which represented 66.8%, 26.9% and 6.3%, respectively, of total goodwill as of January 1, 2022 of $157,374.
In performing the impairment analysis for goodwill, for all of the Company’s reporting units, the Company estimated future cash flows by utilizing the historical debt-free cash flows (cash flows provided by operations less capital expenditures) attributable to that country and then applied expected future operating income growth rates for such country. The Company utilized operating income as the basis for measuring its potential growth because it believes it is the best indicator of the performance of its business. The Company then discounted the estimated future cash flows utilizing a discount rate which was calculated using the weighted-average cost of capital, which included the cost of equity and the cost of debt.

Indefinite-Lived Franchise Rights Acquired and Goodwill Impairment Tests
The Company reviews indefinite-lived intangible assets, including franchise rights acquired with indefinite lives, and goodwill for potential impairment on at least an annual basis or more often if events so require. The Company performed its annual fair value impairment testing as of May 8, 2022 and May 9, 2021, each the first day of fiscal May, on its indefinite-lived intangible assets and goodwill. In addition, based on triggering events, the Company performed an interim impairment test as of October 1, 2022 on certain of its indefinite-lived intangible assets for the third quarter of fiscal 2022 and an interim impairment test as of December 31, 2022 on its indefinite-lived intangible assets and goodwill for its Republic of Ireland reporting unit for the fourth quarter of fiscal 2022.
See Note 7 for further information regarding the results of the franchise rights acquired and goodwill annual impairment tests, the franchise rights acquired interim impairment test for the third quarter of fiscal 2022 and the franchise rights acquired and goodwill interim impairment tests for the fourth quarter of fiscal 2022.

Other Intangible Assets
Other Intangible Assets
Other finite-lived intangible assets are amortized using the straight-line method over their estimated useful lives of 3 to 20 years. The Company expenses all software costs incurred during the preliminary project stage and capitalizes all internal and external direct costs of materials and services consumed in developing software once the development has reached the application development stage. Application development stage costs generally include software configuration, coding, installation to hardware and testing. These costs are amortized over their estimated useful life of 3 years for website development costs and from 3 to 5 years for all other software costs. All costs incurred for upgrades, maintenance and enhancements, including the cost of website content, which do not result in additional functionality, are expensed as incurred.

Revenue Recognition
Revenue Recognition
Revenues are recognized when control of the promised services or goods is transferred to the Company’s customers, in an amount that reflects the consideration it expects to be entitled to in exchange for those services or goods.
The Company earns revenue from subscriptions for its digital products and by conducting workshops, for which it charges a fee, predominantly through commitment plans, as well as prepayment plans or the
“pay-as-you-go”
arrangement. The Company also earns revenue by selling consumer products online through its
e-commerce
platforms, at its studios, and through its trusted partners; collecting royalties related to licensing agreements; collecting royalties from franchisees; and publishing.
Commitment plan revenues and prepaid workshop fees are recorded to revenue on a straight-line basis as control is transferred since these performance obligations are satisfied over time. “Digital Subscription Revenues,” consisting of the fees associated with subscriptions for the Company’s Digital products, including Personal Coaching + Digital and Digital 360 (as applicable), are recognized on a straight-line basis as control is transferred since these performance obligations are satisfied over time.
One-time
Digital
sign-up
fees are considered immaterial in the context of the contract and the related revenue is amortized into revenue over the commitment period. “Workshops + Digital Fees”, consisting of the fees associated with subscription plans for combined workshops and digital offerings and other payment arrangements for access to workshops, are recognized on a straight-line basis as control is transferred since these performance obligations are satisfied over time. In the Workshops + Digital business, the Company generally charges non-refundable
registration and starter fees in exchange for access to the Company’s digital subscription products, an introductory information session and materials it provides to new members. Revenue from these registration and starter fees is considered immaterial in the context of the contract and is amortized into revenue over the commitment period. Revenue from consumer product sales online through
e-commerce
platforms and at studios, royalties and commissions, and
“pay-as-you-go”
workshop fees is recognized at the point in time control is transferred, which is when products are shipped to customers and partners and title and risk of loss passes to them, royalties and commissions are earned, and services are rendered, respectively. For revenue transactions that involve multiple performance obligations, the amount of revenue recognized is determined using the relative fair value approach, which is generally based on each performance obligation’s stand-alone selling price. Discounts to customers, including free registration offers, are recorded as a deduction from gross revenue in the period such revenue was recognized.

The Company grants refunds in aggregate amounts that historically have not been material. Because the period of payment of the refund generally approximates the period revenue was originally recognized, refunds are recorded as a reduction of revenue over the same period.
The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The Company expenses sales commissions when incurred (amortization period would have been one year or less) and these expenses are recorded within selling, general and administrative expenses. The Company treats shipping and handling fees as fulfillment costs and not as a separate performance obligation, and as a result, any fees received from customers are included in the transaction price allocated to the performance obligation of providing goods with a corresponding amount accrued within cost of product sales and other for amounts paid to applicable carriers. Sales tax, value-added tax and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

Advertising Costs
Advertising Costs
Advertising costs consist primarily of broadcast and digital media. All costs related to advertising are expensed in the period incurred, except for media production-related costs, which are expensed the first time the advertising takes place. Total advertising expenses for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 were $238,978, $252,754 and $248,473, respectively.

Income Taxes
Income Taxes
Deferred income tax assets and liabilities result primarily from temporary differences between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. If it is more-likely-than-not
that some portion of a deferred tax asset will not be realized, a valuation allowance is recognized. The Company considers historic levels of income, estimates of future taxable income and feasible tax planning strategies in assessing the need for a tax valuation allowance.
The Company recognizes a benefit for uncertain tax positions when a tax position taken or expected to be taken in a tax return is more-likely-than-not
to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company recognizes accrued interest and penalties associated with uncertain tax positions as part of the provision for income taxes on its consolidated statements of operations.
In addition, assets and liabilities acquired in purchase business combinations are assigned their fair values and deferred taxes are provided for lower or higher tax bases.

Derivative Instruments and Hedging
Derivative Instruments and Hedging
The Company is exposed to certain risks related to its ongoing business operations, primarily interest rate risk and foreign currency risk. Interest rate swaps were entered into to hedge a portion of the cash flow exposure associated with the Company’s variable-rate borrowings. The Company does not use any derivative instruments for trading or speculative purposes.
The Company recognizes the fair value of all derivative instruments as either assets or liabilities on the balance sheet. The Company has designated and accounted for interest rate swaps as cash flow hedges of its variable-rate borrowings. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of accumulated other comprehensive loss and reclassified into earnings in the periods during which the hedged transactions affect earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.
The fair value of the Company’s interest rate swaps is reported as a component of accumulated other comprehensive loss on its balance sheet. See Note 18 for a further discussion regarding the fair value of the Company’s interest rate swaps. The net effect of the interest payable and receivable under the Company’s effective interest rate swap is included in interest expense on its consolidated statements of operations.

Deferred Financing Costs
Deferred Financing Costs
Deferred financing costs consist of fees paid by the Company as part of the establishment, exchange and/or modification of the Company’s long-term debt. Amortization expense for the fiscal years ended December 31, 2022, January 1, 2022 and January 2, 2021 was $5,018, $6,136 and $8,845, respectively.